UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/03

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only on.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Rigel Capital Management, Inc.
Address:	3930 Two Union Square
		601 Union St
		Seattle WA  98101

Form 13F File Number:  028-05557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Leo Milton
Title:		Marketing Assistant
Phone:		206-467-2770

Signature, Place, and Date of Signing:

	Leo Milton	Seattle, WA

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total:  64849



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     1836 14120.00 SH       SOLE                 14120.00
AFFILIATED COMPUTER CL A       COM              008190100      758 17135.00 SH       SOLE                 17135.00
AFLAC INC COM                  COM              001055102     1156 36070.00 SH       SOLE                 36070.00
AMERICAN INTL GROUP COM        COM              026874107      466  9416.00 SH       SOLE                  9416.00
AMGEN INC COM                  COM              031162100     2112 36690.00 SH       SOLE                 36690.00
APACHE CORP                    COM              037411105      749 12132.75 SH       SOLE                 12132.75
APOLLO GROUP INC CL A          COM              037604105     1063 21310.00 SH       SOLE                 21310.00
BED BATH & BEYOND INC COM      COM              075896100      818 23680.00 SH       SOLE                 23680.00
BOSTON SCIENTIFIC CORP COM     COM              101137107      960 23545.00 SH       SOLE                 23545.00
CARDINAL HEALTH                COM              14149Y108      443  7780.00 SH       SOLE                  7780.00
CISCO                          COM              17275R102     1676 129110.00SH       SOLE                129110.00
COUNTRYWIDE FINANCIAL COM      COM              222372104      737 12820.00 SH       SOLE                 12820.00
DEAN FOODS                     COM              242370104      699 16290.00 SH       SOLE                 16290.00
DELL COMPUTER CORP COM         COM              247025109     1537 56270.00 SH       SOLE                 56270.00
EBAY INC COM                   COM              278642103      769  9010.00 SH       SOLE                  9010.00
ECOLAB INC COM                 COM              278865100      471  9550.00 SH       SOLE                  9550.00
FIDELITY NATL FINL INC COM     COM              316326107     1131 33117.00 SH       SOLE                 33117.00
FIRST DATA CORP COM            COM              319963104     1014 27410.00 SH       SOLE                 27410.00
FOREST LABS INC CL A           COM              345838106      659 12205.00 SH       SOLE                 12205.00
FOX ENTMT GROUP INC CL A       COM              35138T107      669 25100.00 SH       SOLE                 25100.00
GARMIN LTD ORD                 COM              G37260109      260  7275.00 SH       SOLE                  7275.00
GENERAL ELECTRIC CO. COMMON    COM              369604103      715 28040.00 SH       SOLE                 28040.00
GILEAD SCIENCES INC COM        COM              375558103      784 18660.00 SH       SOLE                 18660.00
GOLDEN WEST FINL DEL COM       COM              381317106     1128 15675.00 SH       SOLE                 15675.00
HARLEY DAVIDSON INC COM        COM              412822108      423 10660.00 SH       SOLE                 10660.00
INTERNAP NETWORK SVCS COM      COM              45885A102      101 253500.00SH       SOLE                253500.00
INTERNATIONAL BUS MACH COM     COM              459200101      914 11650.00 SH       SOLE                 11650.00
IVANHOE ENERGY INC COM         COM              465790103       19 37500.00 SH       SOLE                 37500.00
JOHNSON & JOHNSON COM          COM              478160104     1915 33100.00 SH       SOLE                 33100.00
LEXMARK INTL GROUP INC CL A    COM              529771107      702 10490.00 SH       SOLE                 10490.00
LOWES COS INC COM              COM              548661107      634 15520.00 SH       SOLE                 15520.00
MEDTRONIC INC COM              COM              585055106     1021 22620.00 SH       SOLE                 22620.00
MERCK                          COM              589331107     1032 18845.00 SH       SOLE                 18845.00
MICROCHIP TECHNOLOGY COM       COM              595017104      408 20480.00 SH       SOLE                 20480.00
MICROSOFT                      COM              594918104     1325 54730.00 SH       SOLE                 54730.00
ORACLE CORP COM                COM              68389X105     1355 124900.00SH       SOLE                124900.00
PEPSICO INC COM                COM              713448108      654 16360.00 SH       SOLE                 16360.00
PFIZER                         COM              717081103     1679 53881.00 SH       SOLE                 53881.00
PROCTER & GAMBLE CO COM        COM              742718109     1344 15090.00 SH       SOLE                 15090.00
QUALCOMM INC COM               COM              747525103     1617 44930.00 SH       SOLE                 44930.00
STARBUCKS CORP COM             COM              855244109      727 28220.00 SH       SOLE                 28220.00
STRYKER CORP COM               COM              863667101     1335 19450.00 SH       SOLE                 19450.00
SYMANTEC CORP COM              COM              871503108     1159 29580.00 SH       SOLE                 29580.00
SYSCO CORP                     COM              871829107      544 21380.00 SH       SOLE                 21380.00
TARGETED GENETICS CORP COM     COM              87612M108       12 28100.00 SH       SOLE                 28100.00
UNITEDHEALTH GROUP INC COM     COM              91324P102     1628 17760.00 SH       SOLE                 17760.00
VARIAN MED SYS INC COM         COM              92220P105     1094 20280.00 SH       SOLE                 20280.00
VERIZON COMMUNICATIONS COM     COM              92343V104      478 13520.00 SH       SOLE                 13520.00
VODAFONE GROUP PLC NEW SPONSOR COM              92857W100     1364 74880.00 SH       SOLE                 74880.00
WAL MART STORES INC COM        COM              931142103     1008 19370.00 SH       SOLE                 19370.00
WASHINGTON FED INC COM         COM              938824109      428 20306.00 SH       SOLE                 20306.00
WASHINGTON MUT INC COM         COM              939322103     2363 67008.00 SH       SOLE                 67008.00
WELLPOINT HLT NETW NEW COM     COM              94973H108      621  8095.00 SH       SOLE                  8095.00
WELLS FARGO & CO NEW COM       COM              949746101      852 18940.00 SH       SOLE                 18940.00
ZIMMER HLDGS INC COM           COM              98956P102      680 13980.00 SH       SOLE                 13980.00
RIGEL BALANCED FUND 'A'                         horow d i      818     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         mcjims g       294     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         nord b ir     1452     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         ralei d i      522     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         kaufmn fo      363     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         stlouis,       721     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         newton cr      612     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         estrchar4      325     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         kintnerir      924     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         kaufmann       368     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         keller         569     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         tausend h     1046     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         tausend f      347     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         kintner r      596     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           nord b ir     1181     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           stphsn b       260     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           raleight       392     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           expert dr      600     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           hunter ir      620     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           anderson       278     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           horowitzi      206     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'B'                           kauffman       308     1.00 SH       SOLE                     1.00